Share capital and other equity - Paid-in equity (Details) £ / shares in Units, $ / shares in Units, £ in Millions, $ in Millions	Dec. 31, 2023 GBP (£) £ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 GBP (£) £ / shares	Dec. 31, 2021 GBP (£)		Dec. 31, 2020 GBP (£)
Borrowings
Equity	£ 37,188		£ 36,496	£ 41,803	[1]	£ 43,824
Notional amount			£ 13,925,000
Par value | £ / shares	£ 1.0769		£ 1.0769
Paid-in equity
Borrowings
Equity	£ 3,890		£ 3,890	3,890	[1]	£ 4,999
Paid-in equity | Additional tier 1 note callable August, 2025, USD
Borrowings
Equity	£ 735		735	735
Notional amount | $		$ 1,150
Interest rate	8.00%	8.00%
Conversion rate | $ / shares		$ 3.314
Paid-in equity | Additional tier 1 note callable December 2025 - June, 2026, USD
Borrowings
Equity	£ 1,220		1,220	1,220
Notional amount | $		$ 1,500
Interest rate	6.00%	6.00%
Conversion rate | $ / shares		$ 2.191
Paid-in equity | Additional tier1 note callable May - November 2027, GBP
Borrowings
Equity	£ 998		998	998
Notional amount	£ 1,000
Interest rate	5.125%	5.125%
Conversion rate | £ / shares	£ 1.764
Paid-in equity | Additional tier 1 notes, callable March 2028, GBP
Borrowings
Equity	£ 399		399	399
Notional amount	£ 400
Conversion rate | £ / shares	£ 1.764
Paid-in equity | Additional tier 1 notes, callable June 2031, USD
Borrowings
Equity	£ 538		£ 538	£ 538
Notional amount | $		$ 750
Conversion rate | $ / shares		$ 2.462
Paid-in equity | Minimum | Instruments are converted to into ordinary shares at fixed price
Borrowings
CET1 ratio (as a percent)	7.00%	7.00%

[1]	In 2021, the Total equity balance of £41,803 million includes £494 million attributable to Preference shareholders.